Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions			3 Months Ended			12 Months Ended
	Jul. 06, 2023 $ / shares shares	Jul. 01, 2022 $ / shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2023 EUR (€) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	29,676					18,450
New awards granted in the period (in shares)	35,082	29,676
Liabilities from share-based payment transactions (in shares)	11,226
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					761,544
New awards granted in the period (in shares)			1,112,460	1,112,460
Number of other equity instruments outstanding (in shares)			3,458,891	3,458,891	1,556,096	2,503,002	2,699,157
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $			$ 100,000
Expense from share-based payment transactions with employees | €				€ 0.1	€ 0.1
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.1	$ 20.22